Share-Based Compensation (Details) - USD ($)		6 Months Ended
	Feb. 18, 2025	Mar. 31, 2025	Mar. 31, 2024
Share-Based Compensation [Line Items]
Share-based compensation expenses		$ 21,250	$ 360,737
Restricted Stock [Member]
Share-Based Compensation [Line Items]
Restricted shares granted (in Shares)		500,000
Unrecognized share-based compensation expenses		$ 233,750
Weighted average period		10 months 20 days
EZGO 2022 Plan [Member] | Board of Directors [Member] | Restricted Stock [Member]
Share-Based Compensation [Line Items]
Restricted shares granted (in Shares)	500,000